Document and Entity Information - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Feb. 22, 2021	Jun. 30, 2020
Cover [Abstract]
Entity Registrant Name	TRUSTCO BANK CORP NY
Entity Central Index Key	0000357301	0000357301
Current Fiscal Year End Date	--12-31	--12-31
Document Type	10-K
Amendment Flag	false	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020	2020
Document Fiscal Period Focus	FY	FY
Document Transition Report	false
Entity File Number	0-10592
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	14-1630287
Entity Address, Address Line One	5 SARNOWSKI DRIVE
Entity Address, City or Town	GLENVILLE
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12302
City Area Code	518
Local Phone Number	377-3311
Title of 12(b) Security	Common Stock, $1.00 Par Value
Trading Symbol	TRST
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false	false
Entity Public Float				$ 596
Entity Common Stock, Shares Outstanding			96,432,657